Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Feb. 01, 2017
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Risk/Return:
Trading Symbol	EAALX
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Risk/Return:
Trading Symbol	EILGX
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Risk/Return:
Trading Symbol	EAGCX
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Risk/Return:
Trading Symbol	ESEAX
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Risk/Return:
Trading Symbol	ESECX
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Risk/Return:
Trading Symbol	ESEIX
Eaton Vance Atlanta Capital Select Equity Fund | Class R6
Risk/Return:
Trading Symbol	ESERX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Risk/Return:
Trading Symbol	ERASX